CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts	$ 737,741	$ 697,246
Amounts due from related parties, allowance for doubtful accounts		174,819
Accounts payable	35,257,660	27,807,118
Accrued expenses and other current liabilities	28,145,099	27,239,987
Amounts due to related parties-current	5,746,328	3,027,872
Income tax payable	2,420,443	795,229
Bank borrowing	12,542,161	12,561,806
Other borrowing	8,671,050	1,831,658
Current film participation financing liabilities	15,086,892	16,224,219
Bank borrrowings-Non-current	18,025,553
Deferred income	813,681	1,056,676
Deferred tax liability	211,203	413,219
Bona Film Group Limited's ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Bona Film Group Limited's ordinary shares, shares authorized	85,000,000	85,000,000
Bona Film Group Limited's ordinary shares, shares issued	30,402,346	30,402,346
Bona Film Group Limited's ordinary shares, shares outstanding	29,737,257	29,389,089
Consolidated variable interest entities without recourse
Accounts payable	30,597,371	26,499,111
Accrued expenses and other current liabilities	24,589,125	22,689,668
Amounts due to related parties-current	5,084,036	2,621,348
Income tax payable	2,201,399	593,802
Bank borrowing	8,058,291	9,361,543
Other borrowing	8,671,050	1,831,658
Current film participation financing liabilities	13,640,385	12,942,687
Bank borrrowings-Non-current	8,025,553
Deferred income	42,720
Deferred tax liability	$ 211,203	$ 413,219